ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

October 30, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:

Active Assets Institutional Money Trust	File No. 333-91725 ; 811-9713
Active Assets Institutional Government Securities Trust	File No. 333-81184 ; 811-21024
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 26, 2007.

Very truly yours,

/s/Joanne Doldo
Joanne Doldo
Assistant Secretary

cc:	Amy R. Doberman, Esq.
Larry Greene